FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument assets recorded at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative assets:
Derivative assets	$ 9,032
Recurring
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	20,462	$ 30,096
Derivative assets:
Derivative assets	29,494	30,900
Recurring | Foreign currency exchange options
Derivative assets:
Derivative assets		804
Recurring | Interest rate swaps
Derivative assets:
Derivative assets	9,032
Level 1 | Recurring
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	20,462	30,096
Derivative assets:
Derivative assets	20,462	30,096
Level 2 | Recurring
Derivative assets:
Derivative assets	9,032	804
Level 2 | Recurring | Foreign currency exchange options
Derivative assets:
Derivative assets		$ 804
Level 2 | Recurring | Interest rate swaps
Derivative assets:
Derivative assets	$ 9,032